THE INSTITUTIONAL FUND
Annual Report 1997




December 31, 1997
Investment Adviser - R. Meeder & Associates

THE INSTITUTIONAL FUND

The following information is presented as a pie chart:

PORTFOLIO EXPOSURE (12/31/97)
Commercial Paper              45.1%
Corporate Obligations         35.5%
Repurchase Agreements         12.7%
U.S. Government Obligations    4.1%
Certificates of Deposit        2.6%



PERIOD AND AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/97

1 Year         5.53%
3 Years        5.66%
Life of Fund   5.54%


     The Institutional Fund continued to provide a total return that exceeded the total return available from the average institutional fund for 1997, according to IBC Financial Data, Inc., an independent money market fund monitor.

     For the 12 months ended December 31, 1997, The Institutional Fund provided a total return of 5.53%, compared to the return from the average institutional fund of 5.40%, according to IBC Financial Data, Inc.

     As of December 31, 1997, The Institutional Fund's 7-day simple yield was 5.53% and the Fund's 7-day compound yield was 5.67%.

MARKET PERSPECTIVE

     Following a quarter-point boost in the benchmark Federal Funds rate by the Federal Reserve Board on March 25, short-term interest rates trended lower for much of 1997. While this may not be good news for money market investors who would enjoy seeing higher interest rates, it is good news for shareholders in The Institutional Fund because the Fund was positioned for a stable to falling interest rate environment.

     We maintained an increasing and relatively long average maturity following the Fed increase. In mid-November, we began to slightly reduce our maturity structure in anticipation of temporary year-end pressures which afforded the opportunity for sharply higher interest rates. The opportunity did present itself, and we were able to benefit from it. The trend toward lower interest rates continued after the year-end pressures were digested.

     Late in the year, the U.S. stock market became increasingly volatile and eventually experienced the largest single-day point-drop in stock market history. As a result, the market for U. S. government bonds and Treasury bills enjoyed increased demand as investors sought safe havens from the tumultuous equity markets.

     One aspect of these events that did not receive much attention was the effect that these events had on other U.S. money markets. Even as T-bill yields trended lower, the interest rates available on money market instruments backed by Japanese banks rose dramatically. Late in the year, it was possible to acquire yields on Japanese bank paper that were as much as 9/10 of one percent above those available in U.S. instruments.

[PHOTO] Philip A. Voelker, Portfolio Manager

     Unlike many of our competitors, The Institutional Fund has no exposure to Japanese banks. In fact we have had little or no exposure to this market since mid-1990. Today's market environment is the perfect example of why we have taken this ultra- conservative approach. While we fully expect that the Japanese will work through their problems with little disruption to the money markets, we take comfort in the fact that we have no exposure should the situation grow significantly worse.


The total return data included in this report assumes reinvestment of all dividends and capital gains distributions. All performance data represents past performance and does not necessarily indicate future performance results. The Investment Adviser waived a portion of its management fee to reduce the operating expenses of The Institutional Fund for the periods shown. The Institutional Fund will seek to maintain a constant net asset value of $1.00 per share, although there is no guarantee it will be able to do so. Investments in The Institutional Fund are neither insured nor guaranteed by the U.S. Government. For more complete information, please call or write for a free Institutional Fund prospectus. Read the prospectus carefully before investing.

                             MONEY MARKET PORTFOLIO
                Portfolio of Investments as of December 31, 1997


                                                                       AMORTIZED
                                       YIELD  MATURITY  FACE AMOUNT      COST
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 2.6%

   BB&T Financial Corp.                5.70%  02/11/98  $15,000,000  $15,000,000

================================================================================
   TOTAL CERTIFICATES OF DEPOSIT
   (Cost  $15,000,000 )                                               15,000,000
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 45.1%

   American Trading & Products**       5.75%  03/03/98    5,000,000    4,951,285
   American Trading & Products**       5.75%  03/10/98   $9,000,000   $8,902,250
   Bear Stearns Co., Inc.**            5.73%  03/25/98   25,000,000   24,669,729
   Coopertime Tractor                  5.57%  04/21/98    4,100,000    4,030,220
   Duff & Phelps Utilities & Corp.**   5.70%  02/17/98    4,500,000    4,466,513
   Duff & Phelps Utilities & Corp.**   5.55%  04/02/98    6,500,000    6,408,810
   Duff & Phelps Utilities & Corp.**   5.58%  04/23/98    5,000,000    4,913,200
   Duff & Phelps Utilities & Corp.**   5.56%  05/21/98    2,741,000    2,681,733
   Duff & Phelps Utilities & Corp.**   5.65%  07/02/98    5,000,000    4,857,181
   Engelhard Corp.                     5.62%  06/09/98    7,435,000    7,250,451
   Engelhard Corp.                     5.70%  06/10/98   10,000,000    9,746,667
   Ford Motor Credit Co.               5.47%  06/24/98   20,000,000   19,471,234
   GE Capital Corp.                    5.68%  02/19/98   15,000,000   14,884,033
   GE Capital Corp.                    5.56%  05/20/98    8,000,000    7,828,258
   GTE Funding, Inc.                   6.10%  01/20/98   24,822,000   24,742,087
   LG&E Capital Corp.                  5.60%  02/19/98   20,000,000   19,847,555
   LG&E Capital Corp.                  5.70%  04/01/98    5,700,000    5,618,775
   LOCAP, Inc.**                       5.70%  01/29/98   18,700,000   18,617,097
   MCI Communications Corp.**          5.80%  04/15/98   14,500,000   14,257,044
   Merrill Lynch & Co., Inc.           5.65%  05/27/98   10,000,000    9,770,861
   Merrill Lynch & Co., Inc.           5.59%  06/02/98   15,000,000   14,645,967
   Monsanto Co.                        5.53%  04/27/98   10,000,000    9,821,811
   Safeco Corp.**                      5.57%  01/07/98   20,000,000   19,981,433

================================================================================
   TOTAL COMMERCIAL PAPER
   (Cost $262,364,194 ) 262,364,194
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 35.5%

   AT&T Corp.                          5.63%  04/08/98    3,893,000    3,889,653
   Albertsons, Inc.                    5.65%  03/26/98    1,000,000      999,554
   American General Finance Corp.      8.25%  01/15/98      400,000      400,317
   American General Finance Corp.      7.25%  03/01/98    5,295,000    5,306,059
   Associates Corp., N.A.              7.30%  03/15/98      200,000      200,476
   Associates Corp., N.A.              5.25%  09/01/98      180,000      179,007
   Barnett Banks, Inc.                 6.25%  07/28/98    1,500,000    1,503,172
   Care Life Project                   6.05%* 01/02/98    1,275,000    1,275,000
   Chrysler Financial Corp.            5.66%  01/16/98    1,875,000    1,874,850
   Chrysler Financial Corp.            8.26%  01/26/98   10,000,000   10,014,254
   Chubb Capital Corp.                 6.00%  02/01/98      663,000      662,983
   Clark Grave Vault Co.               6.00%* 01/02/98    3,000,000    3,000,000
   Comerica Bank                       6.75%  05/12/98    4,000,000    4,013,379
   Coughlin Family Properties, Inc.    6.00%* 01/15/98    4,675,000    4,675,000
   Danis Construction Co.              6.00%* 01/02/98    1,000,000    1,000,000
   Dean Witter Discover & Co.          6.00%  03/01/98    2,000,000    2,000,098
   Doren, Inc.                         6.05%* 01/02/98      675,000      675,000
   E.I. du Pont de Nemours & Co.       8.50%  06/25/98    3,095,000    3,129,566
   Espanola/Nambe                      6.05%* 01/02/98    2,315,000    2,315,000
   First Chicago NBD Corp.             5.70%  01/07/98    5,000,000    4,999,808
   First Chicago NBD Corp.             8.50%  06/01/98      180,000      181,767
   First Fidelity Bancorp.             8.50%  04/01/98    2,000,000    2,012,401
   First Union Corp.                   6.75%  01/15/98    6,219,000    6,220,662
   Ford Motor Credit Co.               6.25%  02/26/98      938,000      938,472
   Ford Motor Credit Co.               9.13%  05/01/98      550,000      555,647
   General Motors Acceptance Corp.     6.22%* 04/13/98   10,000,000   10,000,000
   General Motors Acceptance Corp.     7.13%  05/11/98   11,100,000   11,149,261
   GTE California, Inc.                6.25%  01/15/98    1,500,000    1,500,218
   Gannett, Inc.                       5.25%  03/01/98    2,525,000    2,521,635
   GE Capital Corp.                    8.63%  03/12/98    5,203,000    5,228,186
   Georgia Power Co.                   5.50%  04/01/98    1,000,000      999,112
   Goldman Sachs Group, L.P.           6.10%  04/15/98    7,550,000    7,554,539
   H.J. Heinz Co.                      8.00%  01/05/98    5,130,000    5,130,626
   Hancor, Inc.                        6.05%* 01/02/98      700,000      700,000
   Hertz Corp.                         8.30%  02/02/98      200,000      200,393
   Huntington Bancshares, Inc.         5.91%  06/23/98    5,000,000    5,001,908
   Huntington Bancshares, Inc.         6.15%  10/15/98    2,000,000    2,003,222
   IBM Credit Corp.                    5.90%  08/10/98    2,050,000    2,050,041
   Lehman Brother Holdings Corp.       5.75%  02/15/98    1,250,000    1,249,434
   Liberty Mutual Capital Corp.        5.96%  06/01/98    7,000,000    7,002,592
   Merrill Lynch & Co., Inc.           6.52%  06/22/98    1,000,000    1,002,838

                                                                       AMORTIZED
                                       YIELD  MATURITY  FACE AMOUNT      COST
--------------------------------------------------------------------------------

   Midwest Power System, Inc.          6.25%  02/01/98    1,750,000    1,750,325
   Morgan Stanley, Inc.                9.25%  03/01/98    1,750,000    1,758,938
   Morgan Stanley, Inc.                9.40%  03/05/98    1,000,000    1,006,101
   Mubea, Inc.                         6.05%* 01/02/98    4,375,000    4,375,000
   Mubea, Inc.                         6.05%* 01/02/98    6,000,000    6,000,000
   National Rural Utilities            8.50%  02/15/98      125,000      125,345
   NationsBank Corp.                   6.63%  01/15/98      615,000      615,143
   Nordstrom, Inc.                     8.88%  02/15/98    1,000,000    1,003,462
   Nynex Credit Co.                    6.72%  06/15/98   10,000,000   10,034,980
   Osco Industries, Inc.               6.05%* 01/02/98    3,000,000    3,000,000
   Pepsico, Inc.                       6.13%  01/15/98      283,000      283,025
   Potomac Electric Power Co.          4.38%  02/15/98      100,000       99,807
   Presrite Corp.                      6.05%* 01/02/98    2,210,000    2,210,000
   Proctor & Gamble Co.                9.50%  02/11/98    4,450,000    4,465,491
   R.I. Lampus Co.                     6.05%* 01/02/98    2,440,000    2,440,000
   RSD Technology                      6.05%* 01/02/98    3,500,000    3,500,000
   Salomon, Inc.                       6.92%  04/14/98    3,550,000    3,559,833
   Salomon, Inc.                       7.25%  05/01/98    2,035,000    2,043,998
   Seariver Maritime, Inc.             5.65%* 02/12/98    6,700,000    6,700,000
   Southern California Edison Co.      5.88%  02/01/98      600,000      599,955
   Surgery Financing Co.               6.05%* 01/12/98    6,585,000    6,585,000
   Toyota Motor Corp.                  5.63%  03/17/98    2,407,000    2,405,639
   Toyota Motor Credit Corp.           5.13%  01/19/98    2,255,000    2,254,036
   Toyota Motor Credit Corp.           5.88%  06/26/98      803,000      802,610
   Travelers Group, Inc.               5.75%  04/15/98    1,500,000    1,499,727
   Unilever Capital Corp.              8.88%  03/26/98    1,400,000    1,408,965
   WalMart Stores, Inc.                7.00%  04/27/98    1,100,000    1,103,000
   White Castle Project                6.05%* 01/02/98    9,500,000    9,500,000
   Wisconsin Public Service Corp.      5.25%  07/01/98      320,000      319,019

================================================================================
   TOTAL CORPORATE OBLIGATIONS
   (Cost $206,765,529 )                                              206,765,529
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%

   Federal National Mortgage Assoc.    5.73%  04/13/98      500,000      499,519
   Federal National Mortgage Assoc.    6.72%  04/27/98      140,000      140,398
   Federal Home Loan Bank              6.00%  01/13/98      200,000      199,977
   Federal Home Loan Bank              5.85%  10/15/98    2,785,000    2,785,000
   Student Loan Marketing Assoc.       5.62%* 01/06/98    5,000,000    5,000,000
   Student Loan Marketing Assoc.       5.68%* 01/06/98    4,350,000    4,352,319
   Student Loan Marketing Assoc.       5.76%  01/14/98    1,000,000      999,913
   Tennessee Valley Authority -
   callable 1/20/98 @ 104              7.75%  12/15/22      250,000      260,125

================================================================================
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost  $14,237,251 )                                               14,237,251
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 1.7%

   ***U.S. Treasury Bill               5.27%  01/08/98       63,100       63,036
   U.S. Treasury Note                  6.00%  09/30/98   10,000,000   10,019,615

================================================================================
   TOTAL U.S. TREASURY OBLIGATIONS
   (Cost  $10,082,651 )                                               10,082,651
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 12.7%

   Merrill Lynch, (Collateralized
   by $65,582,000 various Discount
   Commercial Papers, 1/7/98-1/30/98,
   market value - $65,582,000)         6.80%* 01/02/98   64,413,000   64,413,000

   Star Bank, (Collateralized by
   $9,615,000 GNMA, 7.00%, 3/20/24,
   market value - $9,835,784)          5.50%* 01/02/98    9,635,000    9,635,000

================================================================================
   TOTAL REPURCHASE AGREEMENTS
   (Cost  $74,048,000 )                                               74,048,000
--------------------------------------------------------------------------------

================================================================================
   TOTAL INVESTMENTS - 100.0%
   (Cost $582,497,625 )                                             $582,497,625
--------------------------------------------------------------------------------


* Variable rate security. Interest rate is as of December 31, 1997. Maturity date reflects the next rate change date.
** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. ***Pledged as collateral on Letter of Credit.


See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997


Assets:

  Investment in corresponding portfolio at value                $417,749,464
  Unamortized organization costs                                       4,739
  Other assets                                                       252,299

Total Assets                                                     418,006,502
================================================================================

Liabilites:
  Dividends payable                                                1,937,443
  Accrued transfer agent and administrative fees                      40,540
  Other accrued liabilities                                           34,179

Total Liabilities                                                  2,012,162
================================================================================

Net Assets                                                       415,994,340
================================================================================

Net Assets:
  Capital                                                        415,994,340
  Accumulated undistributed net
    investment income (loss)                                             ---
  Accumulated undistributed net realized
    gain (loss) on investments                                           ---

Net Assets                                                      $415,994,340
================================================================================
  Capital Stock Outstanding (indefinite shares
    authorized, $0.100)                                          415,994,340
================================================================================

  Net Asset Value, Offering and Redemption Price Per Share             $1.00
================================================================================


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997


Net Investment Income from Corresponding Portfolio:
================================================================================
  Interest                                                       $21,348,707
  Expenses                                                          (688,245)
Total Net Investment Income from Corresponding Portfolio          20,660,462
================================================================================

Fund Expenses:
================================================================================
  Administrative fee                                                 176,082
  Transfer agent fees                                                229,976
  Audit fees                                                           5,364
  Legal fees                                                           2,635
  Printing                                                             3,201
  Amortization of organizational costs                                 3,185
  Distribution plan                                                  112,925
  Postage                                                                799
  Registration and filing fees                                        35,644
  Insurance                                                            1,895
  Other expenses                                                      14,602
Total Expenses                                                       586,308
================================================================================
  Expenses reimbursed by investment adviser                         (320,373)
Net Expenses                                                         265,935

NET INVESTMENT INCOME                                             20,394,527
================================================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $20,394,527
================================================================================


  See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 and DECEMBER 31, 1996

                                                         1997            1996
INCREASE (DECREASE) IN NET ASSETS:
================================================================================
OPERATIONS:
================================================================================
  Net investment income                             $20,394,527     $10,844,857
  Net increase in net assets resulting from
    operations                                       20,394,527      10,844,857
================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             (20,394,527)    (10,844,857)
  Net decrease in net assets resulting
    from dividends and distributions                (20,394,527)    (10,844,857)
================================================================================

CAPITAL TRANSACTIONS:
  Issued                                          3,337,084,529   1,024,281,687
  Reinvested                                          3,043,438       4,122,320
  Redeemed                                       (3,156,276,005)   (909,466,834)
Net increase in net assets resulting from
  capital share transactions                        183,851,962     118,937,173

TOTAL INCREASE IN NET ASSETS                        183,851,962     118,937,173
================================================================================

NET ASSETS - Beginning of period                    232,142,378     113,205,205

NET ASSETS - End of period                         $415,994,340    $232,142,378
================================================================================

SHARE TRANSACTIONS:
  Issued                                          3,337,084,529   1,024,281,687
  Reinvested                                          3,043,438       4,122,320
  Redeemed                                       (3,156,276,005)   (909,466,834)
Change in shares                                    183,851,962     118,937,173



                              FINANCIAL HIGHLIGHTS
                                                                                        June 15, 1994*
                                                         Year Ended December 31,             to
                                                     1997          1996         1995    Dec. 31, 1994
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $1.000        $1.000       $1.000       $1.000
   Income from Investment Operations
   Net Investment Income                             0.054         0.053        0.059        0.026
   Total From Investment Operations                  0.054         0.053        0.059        0.026

Less Distributions
   Dividends (from net investment income)           (0.054)       (0.053)      (0.059)      (0.026)
   Total Distributions                              (0.054)       (0.053)      (0.059)      (0.026)
Net Asset Value, End of Period                      $1.000        $1.000       $1.000       $1.000

Total Return                                         5.53%         5.43%        6.01%        4.80%(1)

Ratios/Supplementary Data
======================================================================================================
   Net Assets, End of Period ($000)               $415,994      $232,142     $113,205      $59,494
   Ratio of Expenses to Average Net Assets           0.25%         0.25%        0.25%        0.25%(1)
   Ratio of Net Investment Income to
      Average Net Assets                             5.41%         5.30%        5.87%        4.51%(1)
   Ratio of Expenses to Average Net Assets,
      before waiver of fees(2)                       0.47%         0.46%        0.55%        0.46%(1)
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees(2)           5.19%         5.09%        5.57%        4.25%(1)

1 Annualized
2 Ratio includes fees waived in corresponding portfolio
* Date of commencement of operations.


See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1.  ORGANIZATION

The Flex-Partners Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                  PERCENTAGE OF PORTFOLIO OWNED
FUND                     PORTFOLIO               BY FUND AS OF DECEMBER 31, 1997

Institutional Fund       Money Market Portfolio                71%


The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.  SIGNIFICANT ACCOUNTING POLICES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis. Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences have been reclassified among the components of net assets.

Organizational Costs

The costs related to the organization of the Fund have been deferred and are being amortized by the Fund on a straight-line basis over a five-year period.

Expenses

Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis. The Fund records daily its proportionate share of the corresponding portfolio's income and expenses.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. Subject to a $4,000 annual minimum fee the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets. Prior to January 31, 1997, such fees were payable at an annual rate of 0.03% of average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed 0.25% of average daily net assets of the Fund. Such reimbursement is limited to the total of fees charged the Fund by RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the terms of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.03% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Funds and trustees of the Trust and the Portfolios are also officers or directors of MII, RMA and MFSCo.

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Flex-Partners Trust

We have audited the accompanying statement of assets and liabilities of The Flex-Partners Trust -- The Institutional Fund (Fund) as of December 31, 1997, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Flex-Partners Trust -- The Institutional Fund at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                        KPMG Peat Marwick LLP
Columbus, Ohio
February 12, 1998

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                     MONEY
                                                    MARKET
                                                   PORTFOLIO
Assets:
  Investments at market value*                   $508,449,625
  Repurchase agreements, at cost*                  74,048,000
  Cash                                                    551
  Options purchased (cost $27,378,320)                    ---
  Receivable for net variation margin on
     futures contracts                                    ---
  Interest receivable                               5,477,161
  Dividends receivable                                    ---
  Prepaid/Other assets                                  2,005
  Unamortized organization costs                          ---
Total Assets                                      587,977,342
=============================================================

Liabilites:
  Payable for securities purchased                    261,255
  Payable for net variation margin on futures
     contracts                                            ---
  Options written (premiums received $19,383,673)         ---
  Payable to investment adviser                        78,989
  Accrued audit fees                                   10,852
  Accrued custodian fees                                5,729
  Accrued trustee fees                                  2,369
  Accrued fund accounting fees                          8,656
  Other accrued liabilities                             2,753
Total Liabilities                                     958,695
=============================================================

Net Assets                                        587,018,647
=============================================================
Net Assets:
=============================================================
  Capital                                         587,018,647
  Net unrealized appreciation (depreciation) of
     investments
  Net Assets                                     $587,018,647
=============================================================
  *Securities at cost                             582,497,625


                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                   MONEY
                                                   MARKET
                                                 PORTFOLIO
NET INVESTMENT INCOME
===========================================================
  Interest                                      $29,260,441
  Dividends                                             ---
Total Investment Income                          29,260,441
===========================================================

Expenses:
===========================================================
  Investment advisory fees                        1,436,168
  Audit fees                                         14,851
  Custodian fees                                     36,718
  Trustees fees and expenses                          7,762
  Legal fees                                          3,307
  Amortization of organization cost                   2,545
  Accounting fees                                    89,048
  Insurance                                           5,027
  Other expenses                                     11,241
Total Expenses                                    1,606,667
===========================================================
  Investment advisory fees waived                  (661,390)
  Directed brokerage payments received                  ---
Total Net Expenses                                  945,277
===========================================================

NET INVESTMENT INCOME                            28,315,164
===========================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS:
===========================================================
  Net realized gain from futures contracts              ---
  Net realized gain (loss) from investments             ---
  Net change in unrealized appreciation
    (depreciation) of investments                       ---
NET GAIN (LOSS) ON INVESTMENTS                          ---
===========================================================
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                     $28,315,164

  See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               YEARS ENDED DECEMBER 31, 1997 AND DECEMBER 31, 1996

                                                         1997           1996
INCREASE (DECREASE) IN NET ASSETS:
===============================================================================
OPERATIONS:
===============================================================================
  Net investment income                              $28,315,164    $19,455,266
  Net realized gain (loss) from investments
    and futures contracts                                    ---            ---
  Net change in unrealized appreciation
    (depreciation) of investments                            ---            ---
  Net increase in net assets
    resulting from operations                         28,315,164     19,455,266

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
===============================================================================
  Contributions                                    3,784,994,914  1,414,075,891
  Withdrawals                                     (3,579,221,656)(1,335,249,306)
Net increase (decrease) in net assets resulting from
  transactions of investors' beneficial interests    205,773,258     78,826,585

TOTAL INCREASE (DECREASE) IN NET ASSETS              234,088,422     98,281,851
===============================================================================

NET ASSETS - Beginning of period                     352,930,225    254,648,374

NET ASSETS - End of period                          $587,018,647   $352,930,225




MONEY MARKET PORTFOLIO

                                                                      Year Ended December 31,
                                                   1997            1996         1995         1994         1993

   Net Assets, End of Period ($000)            $587,019        $352,930     $256,126     $224,523     $200,148
   Ratio of Expenses to Average Net Assets         0.18%           0.19%        0.21%        0.19%        0.19%
   Ratio of Net Investment Income to
      Average Net Assets                           5.47%           5.34%        5.87%        4.28%        3.09%
   Ratio of Expenses to Average Net Assets,
      before waiver of fees                        0.31%           0.33%        0.37%        0.39%        0.40%
   Ratio of Net Investment Income to Average
      Net Assets, before waiver of fees            5.34%           5.20%        5.70%        4.08%        2.88%


  See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1.  ORGANIZATION

The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Fund are included elsewhere in this report.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

Organizational Costs

The costs related to the organization of the Portfolio have been deferred and are being amortized by the Portfolio on a straight-line basis over a five-year period. Such costs have been fully amortized.

Securities Transactions

The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the year ended December 31, 1997, RMA voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services the Portfolio pays MFSCo an annual fee equal to the greater of: (a.) 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or (b.) $30,000.

Certain officers and trustees of the Portfolio are also officers or directors of MII, RMA and MFSCo.

4. SECURITIES TRANSACTIONS

As of December 31, 1997, the aggregate cost basis of investments for Federal income tax purposes was $582,497,625.

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                   KPMG Peat Marwick LLP
Columbus, Ohio
February 12, 1998